TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Domestic	$ (9,568)	$ (14,021)	$ 1,644
Foreign	10,768	3,689	(24,459)
Income (loss) before income taxes	$ 1,200	$ (10,332)	$ (22,815)